Share-based Payments - Schedule of Number and Weighted Average Fair Value of Restricted Shares (Detail) - Restricted shares [member]	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure of sharebased payment [line items]
Number of shares, opening balance | shares	170,000	253,000	308,000
Number of shares, granted | shares	180,000	104,000	92,000
Number of shares, vested | shares	(63,000)	(147,000)	(124,000)
Number of shares, forfeited | shares	(8,000)	(40,000)	(23,000)
Number of shares, ending balance | shares	279,000	170,000	253,000
Weighted average grant date value, opening balance | $	$ 41.39	$ 29.51	$ 25.76
Weighted average grant date value, granted | $	58.31	47.14	35.49
Weighted average grant date value, vested | $	39.16	27.84	25.66
Weighted average grant date value, forfeited | $	36.77	30.98	23.67
Weighted average grant date value, ending balance | $	$ 52.96	$ 41.39	$ 29.51